Premises and Equipment (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Property, Plant and Equipment [Line Items]
Land		1,146,906,000,000	1,087,321,000,000
Buildings		1,052,922,000,000	1,019,383,000,000
Equipment and furniture		1,001,200,000,000	1,120,108,000,000
Capitalized software costs		642,274,000,000	618,835,000,000
Leasehold improvements		310,569,000,000	246,265,000,000
Construction in progress		23,000,000	2,380,000,000
Operating lease assets		52,855,000,000	75,197,000,000
Total premises and equipment, gross		4,206,749,000,000	4,169,489,000,000
Less: Accumulated depreciation and amortization		(1,839,385,000,000)	(1,732,475,000,000)
Premises and equipment, net (Note 9)	$ 2,093,900,000	2,367,364,000,000	2,437,014,000,000